Acquisitions (Tables)	12 Months Ended
Mar. 31, 2026
Bungie [Member]
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Summary Of Purchase Price Allocation
The primary areas of the purchase allocation that are not yet finalized are related to goodwill, other intangible assets, and deferred tax liabilities.

Yen in millions
Cash and cash equivalents	2,723
Trade and other receivables, and contract assets	7,113
Goodwill	44,564
Other intangible assets*	115,799
Other financial assets (non-current)	3,785
Other	115
Total assets	174,099
Trade and other payables	4,363
Income taxes payables	1,253
Contract liabilities	1,797
Deferred tax liabilities	12,591
Other financial liabilities (non-current)	2,239
Other	539
Total liabilities	22,782
Noncontrolling interests	23,164
*As a result of the acquisition, Sony recognized trademarks related to the “PEANUTS” IP as intangible assets amounting to 115,799 million yen. Sony determined that there is no foreseeable limit to the period over which these trademarks are expected to generate net cash inflows for Sony, and therefore recognized it as intangible assets with indefinite useful lives.